Commitments - Summary of Other Commitments (Detail) $ in Millions	Dec. 31, 2019 CAD ($)
Credit Facilities [Member]
Other Commitments [Line Items]
Other commitment, year 1	$ 0
Other commitment, year 2	0
Other commitment, year 3	0
Other commitment, year 4	0
Other commitment, year 5	2,300
Other commitment, thereafter	0
Letters Of Credit [Member]
Other Commitments [Line Items]
Other commitment, year 1	185
Other commitment, year 2	2
Other commitment, year 3	0
Other commitment, year 4	0
Other commitment, year 5	0
Other commitment, thereafter	0
Guarantees [Member]
Other Commitments [Line Items]
Other commitment, year 1	325
Other commitment, year 2	0
Other commitment, year 3	0
Other commitment, year 4	0
Other commitment, year 5	0
Other commitment, thereafter	0
Retirement Compensation Arrangements [Member]
Other Commitments [Line Items]
Other commitment, year 1	171
Prudential Support From IESO [Member]
Other Commitments [Line Items]
Other commitment, year 1	9
Debt Service Reserve Requirements [Member]
Other Commitments [Line Items]
Other commitment, year 1	4
Various Operating Purposes [Member]
Other Commitments [Line Items]
Other commitment, year 1	$ 3